Note 7 - Deposits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Time Deposits, at or Above FDIC Insurance Limit	$ 13,228,000	$ 15,568,000
Interest Expense, Time Deposits, Above FDIC Insurance Limit	186,000	239,000	$ 120,000
Time Deposits, Total	152,331,000
Time Deposit Maturities, Year One	109,109,000
Time Deposit Maturities, Year Two	35,287,000
Time Deposit Maturities, Year Three	4,011,000
Time Deposit Maturities, Year Four	2,199,000
Time Deposit Maturities, Year Five	1,634,000
Time Deposit Maturities, after Year Five	91,000
Related Party Deposit Liabilities	$ 6,900,000	$ 5,536,000